CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 82,021	$ 11,303	¥ 358,787
Restricted cash	511	70	511
Short-term investments	297,571	41,006	61,312
Inventories, net	11	2	98
Loan receivables, net	31,108	4,287	31,564
Prepayments, receivables and other current assets	59,208	8,159	54,956
Amounts due from related parties	15,131	2,085	587
Total current assets	485,561	66,912	507,815
Non-current assets:
Property and equipment, net	281,277	38,761	299,741
Intangible assets, net	718	99	949
Right-of-use assets	941	130	2,576
Investments	49,971	6,886	81,808
Other non-current assets	39,759	5,479	45,473
Total non-current assets	372,666	51,355	430,547
Total assets	858,227	118,267	938,362
Current liabilities
Accounts payable	4,500	620	6,862
Salaries and welfare payable	7,873	1,085	6,936
Advances from customers	57	8	207
Taxes payable	3,144	433	1,285
Amounts due to related parties	3,477	479	5,341
Current portion of lease liabilities	620	85	1,888
Accruals and other current liabilities (including accruals and other current liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries of RMB246,158 and RMB242,575 as of March 31, 2024 and 2025, respectively. Note 1)	301,204	41,507	299,317
Total current liabilities	320,875	44,217	321,836
Non-current liabilities:
Non-current lease liabilities	352	49	773
Deferred tax liabilities	0	0	1,299
Total non-current liabilities	352	49	2,072
Total liabilities	321,227	44,266	323,908
Commitments and contingencies (Note 21)
SHAREHOLDERS' EQUITY
Treasury stock (US$0.00001 par value; 272,394,100 shares as of March 31, 2024 and 287,717,500 shares as of March 31,2025)	(138,269)	(19,054)	(137,446)
Additional paid-in capital	9,490,093	1,307,770	9,489,254
Statutory reserves	6,705	924	3,331
Accumulated other comprehensive income	72,670	10,014	89,567
Accumulated deficit	(8,922,425)	(1,229,543)	(8,856,494)
Total MOGU Inc. shareholders' equity	508,955	70,136	588,393
Non-controlling interests	28,045	3,865	26,061
Total shareholders' equity	537,000	74,001	614,454
Total liabilities and shareholders' equity	858,227	118,267	938,362
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	165	23	165
Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 16	$ 2	¥ 16